Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Regulated	$ 9,504	$ 8,910	$ 7,601
Non-Regulated	7,624	6,775	5,373
Total Revenue	17,128	15,685	12,974
Cost of Sales:
Regulated	(7,134)	(6,532)	(5,542)
Non-Regulated	(5,924)	(5,282)	(4,138)
Total cost of sales	(13,058)	(11,814)	(9,680)
Gross margin	4,070	3,871	3,294
General and administrative expenses	(391)	(391)	(339)
Interest expense	(1,553)	(1,451)	(1,406)
Interest income	400	408	344
Other expense	(154)	(234)	(104)
Other income	149	100	458
Gain on sale of investments	8	0	132
Goodwill impairment	(17)	(21)	(122)
Asset impairment expense	(225)	(389)	(20)
Foreign currency transaction gains (losses)	(38)	(33)	35
Other non-operating expense	(82)	(7)	(12)
INCOME FROM CONTINUING OPERATIONS BEFORE TAXES AND EQUITY IN EARNINGS OF AFFILIATES	2,167	1,853	2,260
Income tax expense	(631)	(575)	(553)
Net equity in earnings (losses) of affiliates	(2)	183	91
INCOME FROM CONTINUING OPERATIONS	1,534	1,461	1,798
Income (loss) from operations of discontinued businesses, net of income tax expense (benefit) of $(23), $(266) and $48, respectively	(90)	(466)	107
Gain (loss) from disposal of discontinued businesses, net of income tax expense (benefit) of $300, $132 and $0, respectively	86	64	(150)
NET INCOME	1,530	1,059	1,755
Noncontrolling interests:
Less: Income from continuing operations attributable to noncontrolling interests	(1,083)	(985)	(1,080)
Less: Income from discontinued operations attributable to noncontrolling interests	(389)	(65)	(17)
Total net income attributable to noncontrolling interests	(1,472)	(1,050)	(1,097)
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION	58	9	658
BASIC EARNINGS (LOSS) PER SHARE:
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.58	$ 0.62	$ 1.08
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.51)	$ (0.61)	$ (0.09)
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS	$ 0.07	$ 0.01	$ 0.99
DILUTED EARNINGS (LOSS) PER SHARE:
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.58	$ 0.62	$ 1.07
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.51)	$ (0.61)	$ (0.09)
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS	$ 0.07	$ 0.01	$ 0.98
AMOUNTS ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS:
Income from continuing operations, net of tax	451	476	718
Discontinued operations, net of tax	(393)	(467)	(60)
NET INCOME	58	9	658
Parent Company
Cost of Sales:
General and administrative expenses	(241)	(261)	(218)
Interest expense	(490)	(461)	(485)
Interest income	199	279	131
Income tax expense	174	(172)	208
Noncontrolling interests:
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION	58	9	658
AMOUNTS ATTRIBUTABLE TO THE AES CORPORATION COMMON STOCKHOLDERS:
NET INCOME	$ 58	$ 9	$ 658